REVENUE FROM CONTRACTS WITH CUSTOMERS - Narrative (Details)	12 Months Ended
Dec. 31, 2024
Subscription Revenue [Line Items]
Revenue from contracts with customers, mobile subscriptions, maximum contract term	60 days
Revenue from contracts with customers, residential services, minimum contract term	12 months
Revenue from contracts with customers, combined contracts with promotions, typical minimum contract term	24 months
Minimum
Subscription Revenue [Line Items]
Revenue from contracts with customers, business to business service contracts, typical contract term	1 year
Maximum
Subscription Revenue [Line Items]
Revenue from contracts with customers, business to business service contracts, typical contract term	5 years